CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Total net revenues	$ 293,338	$ 288,182
Gross profit	108,138	108,460
Operating expenses
Selling	17,670	15,569
General and administrative	21,224	20,347
Research and development	22,748	19,170
VAT refunds and government subsidies	(9,799)	(18,359)
Total operating expenses	51,843	36,727
Income from operations	56,295	71,733
Other income, net	3,327	6,475
Foreign exchange (loss)/gain	545	(827)
Gains on disposal of an investment in an equity investee	5,763
Share of net (losses) income of equity investees	3,538	(287)
Interest income	6,128	5,995
Interest expenses	(119)	(316)
Dividend income from a cost investee	1,145	1,113
Income before income taxes	76,622	83,886
Income tax expenses	13,001	11,767
Net income	63,621	72,119
Less: net income (losses) attributable to non-controlling interests	(125)	83
Net income attributable to Hollysys Automation Technologies Ltd.	63,746	72,036
Other comprehensive income, net of tax of nil
Translation adjustments	(13,253)	(27,090)
Comprehensive income	50,368	45,029
Less: comprehensive (loss) income attributable to non-controlling interests	953	(179)
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 49,415	$ 45,208
Net income per share:
Basic	$ 1.05	$ 1.19
Diluted	$ 1.05	$ 1.18
Shares used in net income per share computation:
Basic	60,504,151	60,450,930
Diluted	60,648,680	61,271,864
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 234,141	$ 233,333
Cost of revenue	163,985	161,593
Product [Member]
Net revenues
Total net revenues	12,661	13,957
Cost of revenue	3,430	3,662
Service [Member]
Net revenues
Total net revenues	46,536	40,892
Cost of revenue	$ 17,785	$ 14,467